4. Income Taxes	6 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
4. Income Taxes

The provision for income taxes for the three  and six month ended March 31, 2014 and period from inception (July 27, 2013) through March 31, 2014 was as follows (assuming a 15% effective tax rate):

	Three Months Ended March 31, 2014	Six Months Ended March 31, 2014	From Inception (July 29, 2013) through March 31, 2014

Current Tax Provision:
Federal-State-Local	-	-	250
Taxable Income	-	-	-

Total current tax provision	0	0	250

Deferred Tax Provision:
Federal		-	-
Loss carry-forwards	815	9,481	12,916
Change in valuation allowance	(815)	(9,481)	(12,916)

Total deferred tax provision	0	0	(0)

The Company had deferred income tax assets as of March 31, 2014 as follows:

Loss carry-forwards	12,916
Less - valuation allowance	(12,916)

Total net deferred tax assets	(0)

The Company provided a valuation allowance equal to the deferred income tax assets for period ended March 31, 2014 because it is not presently known whether future taxable income will be sufficient to utilize the loss carry-forwards.

As of March 31, 2014, the Company had approximately $86,000 in tax loss carry-forwards that can be utilized future periods to reduce taxable income, and expire by the year 2033.

The Company did not identify any material uncertain tax positions.  The Company did not recognize any interest or penalties for unrecognized tax benefits.

The federal income tax returns of the Company are subject to examination by the IRS, generally for three years after they are filed.